Label	Element	Value
Franklin OnChain U.S. Government Money Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FRANKLIN ONCHAIN U.S. GOVERNMENT MONEY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide investors with as high a level of current income as is consistent with the preservation of shareholders’ capital and liquidity. The Fund also tries to maintain a stable $1.00 share price.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests at least 99.5% of its total assets in Government securities, cash and repurchase agreements collateralized fully by Government securities or cash. For purposes of this policy, “Government securities” means any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing. Government securities include those issued by government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac), Federal Home Loan Banks and Federal Farm Credit Banks, whose securities are neither issued nor guaranteed by the U.S. Government. The Fund intends to be a “Government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Shareholders will be given at least 60 days’ advance notice of any change to the 99.5% policy.

The Fund uses the amortized cost method of valuation to seek to maintain a stable $1.00 share price and does not currently intend to impose liquidity fees or redemption gates on Fund redemptions. Please note, however, that the board of trustees reserves the ability to subject the Fund to a liquidity fee and/or redemption gate in the future, after providing prior notice to shareholders.

The Fund invests in:

U.S. government securities which may include fixed, floating and variable rate securities.

Repurchase agreements which are agreements by the Fund to buy Government securities and then to sell the securities back on an agreed upon date (generally, less than seven days) at a higher price, which reflects prevailing short-term interest rates.

Portfolio maturity and quality The Fund only buys securities that at the time of acquisition are "eligible securities," as defined by applicable regulation (e.g., government securities, securities issued by a money market fund, and securities that the investment manager determines present minimal credit risks). The Fund maintains a dollar-weighted average portfolio maturity of 60 calendar days or less, maintains a dollar-weighted average life for its portfolio of 120 calendar days or less, and only buys securities that mature or are deemed to mature in 397 calendar days or less (or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation).

Use of Blockchain

The Fund’s transfer agent maintains the official record of share ownership via a proprietary blockchain-integrated system that utilizes features of traditional book-entry form and one or more public blockchain networks. The use of blockchain technology is relatively new and still evolving for mutual funds. Similar to traditional fund recordkeeping systems, all Fund and shareholder records in the blockchain-integrated system are under the full and complete control of the Fund’s transfer agent.

A blockchain is an open, distributed ledger that records transactions between two parties in a verifiable and append-only manner using cryptography. Transactions on the blockchain are verified and authenticated by computers on the network. The process of authenticating a transaction before it is recorded ensures that only valid and authorized transactions are permanently recorded on the blockchain in collections of transactions called “blocks.” Blockchain networks are based upon software source code that establishes and governs their respective cryptographic systems for verifying transactions. The Fund's transfer agent maintains controls to correct errors or unauthorized transactions on any blockchain utilized by its proprietary blockchain-integrated system.

The recording of Fund shares on the blockchain will not affect the Fund’s investments. The Fund intends to be a Government money market fund. Accordingly, the Fund will invest, consistent with Rule 2a-7 under the 1940 Act, at least 99.5% of its total assets in Government securities, cash and repurchase agreements collateralized fully by Government securities or cash. The Fund will not invest in any cryptocurrencies (referred to as, among other things, virtual currencies).

Complex information technology and communications systems, such as blockchain networks, are subject to a number of different threats or risks that could adversely affect the Fund. If such an event occurs, the Fund may incur substantial costs. In addition, market events also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the Fund’s operations. The Fund may never achieve market acceptance and may not be able to attract sizable assets or achieve scale.

The Fund’s investment manager expects that the blockchain-integrated recordkeeping system will provide operational efficiencies without negatively impacting the quality of the transfer agent’s services. For more information regarding the Fund’s use of blockchain technology, see “Use of Blockchain” in the Fund Details section of this prospectus. More detailed information about blockchain technology and the public blockchain networks used by the Fund’s transfer agent, including the regulatory, operational and technological risks associated with distributed ledger technology, as well as detailed information about the Fund and its policies and risks, can be found in the Fund’s Statement of Additional Information (SAI).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for debt securities. The Fund's yield will vary. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and could impair the Fund's ability to maintain a stable net asset value. A sharp and unexpected rise in interest rates could cause the Fund's share price to drop below a dollar. In general, securities with longer maturities or durations are more sensitive to these interest rate changes.

Credit U.S. government investments generally have the least credit risk but are not completely free of credit risk. The Fund may incur losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the investment manager or the rating agencies than such securities actually do. Any downgrade of securities issued by the U.S. government may result in a downgrade of securities issued by its agencies or instrumentalities.

Income Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall. Because the Fund limits its investments to high-quality, short-term securities, its portfolio generally will earn lower yields than a portfolio with lower-quality, longer-term securities subject to more risk.

U.S. Government Securities Not all obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the United States. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Government agency or instrumentality issues have different levels of credit support.

U.S. government-sponsored entities ("GSEs"), such as Fannie Mae and Freddie Mac, may be chartered by Acts of Congress, but their securities are neither issued nor guaranteed by the U.S. government. Although the U.S. government has provided financial support to Fannie Mae, Freddie Mac and certain other GSEs, no assurance can be given that the U.S. government will continue to do so. Accordingly, securities issued by Fannie Mae and Freddie Mac may involve a risk of non-payment of principal and interest. Investors should remember that guarantees of timely repayment of principal and interest do not apply to the market prices and yields of the securities or to the net asset value or performance of the Fund, which will vary with changes in interest rates and other market conditions.

Repurchase Agreements A repurchase agreement exposes the Fund to the risk that the party that sells the securities to the Fund may default on its obligation to repurchase such securities.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The global outbreak of the novel strain of coronavirus, COVID-19 and its subsequent variants, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. The long-term impact on economies, markets, industries and individual issuers is not known. Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets; reduced liquidity of many instruments; and disruptions to supply chains, consumer demand and employee availability, may continue for some time.

Large Redemptions Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager and shareholders concentrated in a particular industry or group of industries, may from time to time own a substantial amount of the Fund’s shares. The Fund may experience adverse effects when shareholders make large redemptions from the Fund that equate to a large percentage of the Fund's assets. In order to meet such redemption requests, the Fund may need to sell securities at times when it would not otherwise do so, which could result in losses to the Fund, increase the Fund's transaction costs and expense ratios, accelerate the realization of taxable income, if any, to shareholders, and adversely affect the Fund’s liquidity.

Management The Fund is subject to management risk because it is an actively managed investment portfolio. The investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

The SEC has recently adopted amendments to money market fund regulations that, when implemented, could impact the Fund's operations. The Fund is reviewing the regulations and their impact.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, authorized participants, or index providers (as applicable) and listing exchanges, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or the investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager, and their service providers are subject to the risk of cyber incidents occurring from time to time.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Money Market Fund May Not Preserve Dollar [Text]	rr_RiskMoneyMarketFundMayNotPreserveDollar	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsured	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund Sponsor May Not Provide Support [Text]	rr_RiskMoneyMarketFundSponsorMayNotProvideSupport	The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com/FOBXX or the App or the Institutional Web Portal (as defined below in "Purchase and Sale of Fund Shares") or by calling (800) DIAL BEN/342-5236.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) DIAL BEN/342-5236
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	franklintempleton.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	2022, Q4	0.87%
Worst Quarter:	2022, Q1	0.01%

As of June 30, 2023, the Fund’s year-to-date return was 2.26%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For periods ended December 31, 2022
Franklin OnChain U.S. Government Money Fund | Franklin OnChain U.S. Government Money Fund
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.15%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.74%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.89%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.69%)	[1]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.20%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2024
1 Year	rr_ExpenseExampleYear01	$ 20
3 Years	rr_ExpenseExampleYear03	214
5 Years	rr_ExpenseExampleYear05	424
10 Years	rr_ExpenseExampleYear10	$ 1,030
Annual Return 2022	rr_AnnualReturn2022	1.72%
Year to Date Return, Label	rr_YearToDateReturnLabel	As of June 30, 2023, the Fund’s year-to-date return was 2.26%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.26%
Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.87%
Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
1 Year	rr_AverageAnnualReturnYear01	1.72%
Since Inception	rr_AverageAnnualReturnSinceInception	0.99%	[2]

[1]	The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.20% until July 31, 2024. During the term, the fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of the termination date or to lower the waiver and expense limitation (which would result in lower fees for shareholders).
[2]	Since inception April 6, 2021.